Net Income (Loss) per Common Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Net Income (Loss) per Common Share

2. Net Income (Loss) per Common Share

Net income (loss) per common share (“EPS”) is calculated in accordance with the Earnings per Share topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”), which requires the presentation of basic and diluted EPS. Basic EPS is computed using the weighted average number of common shares outstanding during the period. Diluted EPS is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential common shares.

Our restricted stock shares include rights to receive dividends that are not subject to the risk of forfeiture even if the underlying restricted stock shares on which the dividends were paid do not vest. In accordance with the Earnings per Share topic of the Codification, unvested share-based payment awards that contain non-forfeitable rights to dividends are deemed participating securities and should be considered in the calculation of basic EPS. Since the restricted stock shares do not include an obligation to share in losses, they will be included in our basic EPS calculation in periods of net income and excluded from our basic EPS calculation in periods of net loss. Accordingly, there were 13,000 restricted stock shares included in our calculation of basic EPS for the three months ended June 30, 2015, as we generated net income. There were 13,000 restricted stock shares excluded from our calculation of basic EPS for the six months ended June 30, 2015 because we generated a net loss. 68,000 restricted stock shares were included in the computation of basic EPS for the three and six months ended June 30, 2014 as we generated net income.

For the purpose of computing diluted EPS, weighted average shares outstanding have been adjusted for common shares underlying 6.2 million options and 1.5 million restricted stock units (“RSUs”) for the three months ended June 30, 2015. Incremental shares attributable to average warrants outstanding during the second quarter of 2015 were not included in the computation of diluted EPS for the three months ended June 30, 2015 as their effect was anti-dilutive. There were no outstanding warrants as of June 30, 2015 as all of the remaining stock warrants were exercised in April 2015. Options to purchase 6.2 million shares of common stock, 1.5 million RSUs, and the incremental shares attributable to average warrants outstanding during the first six months of 2015 were not included in the computation of diluted EPS for the six months ended June 30, 2015 because their effect was anti-dilutive.

Weighted average shares outstanding have been adjusted for common shares underlying 6.4 million options, 1.8 million RSUs, and 0.7 million warrants for the three and six months ended June 30, 2014. In addition, $1.2 million and $0.0 million of expense due to fair value adjustments related to the warrants were excluded from net income in the computation of diluted EPS for the three and six months ended June 30, 2014.

The table below presents a reconciliation of weighted average common shares used in the calculation of basic and diluted EPS (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Weighted average shares for basic EPS	99,163	98,032	98,677	97,963
Dilutive effect of options, warrants, and RSUs	3,815	2,727	—	2,803
Weighted average shares for diluted EPS	102,978	100,759	98,677	100,766